INTANGIBLE ASSETS, NET - Annual Amortization Expense Of Intangible Assets (Details) $ in Thousands	Jun. 30, 2022 USD ($)
INTANGIBLE ASSETS, NET
2023	$ 1,598
2024	1,435
2025	1,259
2026	1,123
2027	$ 1,123